October 31, 2001

[GRAPHIC OMITTED]
ABN AMRO FUNDS LOGO

Annual Report
ABN AMRO Asset Management (USA) LLC (BULLET) Chicago Capital Management, Inc. Montag & Caldwell, Inc. (BULLET) TAMRO Capital Partners LLC (BULLET) Veredus Asset Management LLC
ABN AMRO Funds

                                        Class I & IS Shares
                                        Money Market

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ABN AMRO FUNDS LOGO





Dear Fellow Shareholder,



This fiscal year has certainly proven that change is the only constant. The bull market that many once thought unstoppable, ground to a halt, and volatility ruled the day. More importantly, the horrific events of September 11th profoundly altered our country as Americans pulled together in grief and in war.

Our fund family has also seen its share of change. We've worked hard over the past year to ensure that the merger between Alleghany Funds and ABN AMRO Funds occurred as smoothly as possible, with no disruption to the high level of customer service and investment management you've come to expect from us. Be assured that every decision has been made with the goals of our shareholders foremost in our minds.

With the global reach of ABN AMRO, we're able to tap into a network of investment professionals around the world. The level of resources we're able to offer our customers has also been greatly enhanced, with a wider variety of investment options and enhanced shareholder service.

We're already putting many of these resources to work as we prepare to launch another addition to our fund family with Veredus Asset Management. Veredus has distinguished itself with their Aggressive Growth and SciTech Funds. The new Fund expands on our line-up of growth-style products with a focus on mid- to large-cap companies. Veredus will seek stocks with strong cash flow, promising new products and accelerating earnings and profit margins. Be sure to look for it in early 2002.

While change may be unavoidable, I'm proud to say that there are some things that won't change. Our managers face the market as they always have - with strict adherence to their investment processes. They have seen bear markets before, and all share the belief that this dedication to discipline is the single best way to navigate through choppy waters. We will also continue our unwavering commitment to you, our shareholders. Your trust is the most important asset we hold at ABN AMRO Funds.

Sincerely,

/S/ SIGNATURE

Kenneth C. Anderson

Kenneth Anderson
President

ABN AMRO FUNDS ARE NO-LOAD MUTUAL FUNDS DISTRIBUTED BY ABNAMRO DISTRIBUTION SERVICES (USA) INC., KING OF PRUSSIA, PA 19406. ALTHOUGH THE FUNDS ARE NO-LOAD, OTHER FEES AND EXPENSES DO APPLY AS DESCRIBED IN THE PROSPECTUS, WHICH MUST PRECEDE OR ACCOMPANY THIS REPORT. THIS IS NOT AN OFFER TO SELL OR A SOLICITATION OF AN OFFER TO BUY SHARES OF ANY OF THE FUNDS DESCRIBED. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

                        Shareholder Services 800 992-8151
               www.abnamrofunds.com ABN AMRO Asset Management (USA)
                  LLC (BULLET) Chicago Capital Management, Inc.
          Montag & Caldwell, Inc. (BULLET) Veredus Asset Management LLC
                      (BULLET) TAMRO Capital Partners LLC

--------------------------------------------------------------------------------

TABLE OF CONTENTS

Portfolio Manager Commentaries....................   2
Schedule of Investments...........................   6
Statement of Assets and Liabilities...............  13
Statement of Operations...........................  14
Statement of Changes in Net Assets................  16
Financial Highlights..............................  20
Notes to Financial Statements.....................  24






MONEY MARKET FUNDS

  Government Money Market Fund
  Money Market Fund
  Tax-Exempt Money Market Fund
  Treasury Money Market Fund

--------------------------------------------------------------------------------
NOT FDIC INSURED (BULLET) NO BANK GUARANTEE (BULLET) MAY LOSE VALUE
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
ABN AMRO IS A REGISTERED SERVICE MARK OF ABN AMRO HOLDING N.V. ALL RIGHTS RESERVED. ABNAMRO FUNDS ARE DISTRIBUTED BY ABNAMRODISTRIBUTION SERVICES (USA) INC. WHICH IS NOT AN ADVISER AFFILIATE.
--------------------------------------------------------------------------------

ABN AMRO Funds
--------------
ABN AMRO GOVERNMENT MONEY MARKET FUND
PORTFOLIO MANAGER COMMENTARY
-------------------------------------------------------

                                                                Karen Van Cleave

Q   How did the Fund perform during the fiscal year ended October 31, 2001?

A For the twelve-month period that ended October 31, 2001, ABN AMRO Government Money Market Fund, Class I shares produced a 7-day average yield of 2.47%, while the Class S produced a 7-day average yield of 2.13%.

Q   What was the investment environment like during the twelve-month period?

A At the beginning of the period, there were mounting expectations that the Federal Reserve Board (the "Fed") would lower interest rates to stimulate a flagging U.S. economy. In the final months of 2000, it became increasingly apparent that economic growth was slowing significantly in response to higher energy costs, a weak stock market and uncertainty over the outcome of the 2000 presidential election. By December, the Fed announced a shift in its bias from raising interest rates - as it had during much of the prior year - toward cutting rates to boost the sagging economy. The Fed surprised many observers by acting quickly, lowering the targeted overnight Fed Funds benchmark by 0.50% on January 3, 2001. Faced with continued economic weakness, the Fed lowered the target rate six more times throughout the spring and summer. The tragic events of September 11th prompted two more rate cuts designed to steady the global financial markets and keep a much-expected recession from worsening. From the beginning of the period through the end, short-term interest rates had dropped from 6.5% to 2.5%, their lowest level in almost four decades.



Q   What was your strategy?

A Throughout much of the period, maturities were kept long in the Fund in anticipation of further declines in the Fed Funds level and to lock in higher yields. Over the course of the year, maturities ranged from 16 days to 56 days. But as we approached the Fed's most recent rate cut in October 2001, we've focused recent purchases in shorter securities and moved toward a more neutral targeted average maturity of between 40 to 45 days. This is in anticipation that the Fed may be at or near the end of its cycle of cutting rates. In a rising interest-rate environment, a shorter-maturity position can be advantageous because cash can be reinvested more quickly.

Q   What's your outlook?

A Many market participants are forecasting that the Fed may cut rates again at its December 2001 meeting. Beyond that, it's more difficult to predict the direction of the economy and interest rates. If we get a sense that rates are headed higher and that the yield curve will steepen, we're likely to place more investments out the curve where yield levels are consistent with and reflect our Federal Funds outlook. Increased issuance of one-month Treasury bills is likely to keep yields higher in that time frame, given the greater supply.


--------------------------------------------------------------------------------
                                                                OCTOBER 31, 2001


An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment of $1.00 per share, it is possible to lose money by investing in the Fund.




            Average Annual Total Returns
            ----------------------------

                          iMoneyNet
                      Total Government
              Class I      Average
              -------      -------
One Year       4.66%        4.32%
Five Year      5.19%        4.90%
Since
Inception
01/04/93       4.83%        4.57%


                          iMoneyNet
                       Total Government
              Class S      Average
              -------      -------
One Year       4.32%        4.32%
Five Year      4.87%        4.90%
Since
Inception
04/22/93       4.60%        4.64%


--------------------------------------------------------------------------------

ABN AMRO Funds
--------------
ABN AMRO MONEY MARKET FUND
PORTFOLIO MANAGER COMMENTARY
-------------------------------------------------------

                                                                Karen Van Cleave


Q   How did the Fund perform during the fiscal year ended October 31, 2001?

A For the twelve-month period that ended October 31, 2001, ABN AMRO Money Market Fund, Class I shares produced a 7-day average yield of 2.36%, while the Class S produced a 7-day average yield of 2.00%.

Q   What was the investment environment like during the twelve-month period?

A At the beginning of the period, there were mounting expectations that the Fed would lower interest rates to stimulate a flagging U.S. economy. In the final months of 2000, it became increasingly apparent that economic growth was slowing significantly in response to higher energy costs, a weak stock market and uncertainty over the outcome of the 2000 presidential election. By December, the Fed announced a shift in its bias from raising interest rates - as it had during much of the prior year - toward cutting rates to boost the sagging economy. The Fed surprised many observers by acting quickly, lowering the targeted overnight Fed Funds benchmark by 0.50% on January 3, 2001. Faced with continued economic weakness, the Fed lowered the target rate six more times throughout the spring and summer. The tragic events of September 11th prompted two more rate cuts designed to steady the global financial markets and keep a much-expected recession from worsening. From the beginning of the period through the end, short-term interest rates had dropped from 6.5% to 2.5%, their lowest level in almost four decades.

Q.  What was your strategy?

A Throughout much of the period, maturities were lengthened in the Fund in anticipation of further declines in the Fed Funds level and to lock in higher yields. Over the course of the year, maturities ranged from 17 days to 66 days. But as we approached the Fed's most recent rate cut in October 2001, we've focused recent purchases in shorter securities and moved toward a more neutral targeted average maturity of between 40 to 45 days. This is in anticipation that the Fed may be at or near the end of its cycle of cutting rates. In a rising interest-rate environment, a shorter-maturity position can be advantageous because cash can be reinvested more quickly.

Q.  What's your outlook?

A Many market participants are forecasting that the Fed may cut rates again at its December 2001 meeting. Beyond that, it's more difficult to predict the direction of the economy and interest rates. If we get a sense that rates are headed higher and that the yield curve will steepen, we're likely to place more investments out the curve where yield levels are consistent with and reflect our Federal Funds outlook. Increased issuance of U.S. Treasury bills is also likely to drive yields higher across the board, which will drive money market yields higher. Furthermore, the decline in the supply of commercial paper has been offset by an increase in the issuance of one-month Treasury bills, which is likely to keep yields higher in that time frame, given the greater supply.




--------------------------------------------------------------------------------
                                                                OCTOBER 31, 2001

An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment of $1.00 per share, it is possible to lose money by investing in the Fund.



            Average Annual Total Returns
            ----------------------------

                          iMoneyNet
              Class S   Taxable Index
              -------   -------------
One Year       4.75%        4.38%
Five Year      5.29%        4.97%
Since
Inception
01/04/93       4.91%        4.63%


                          iMoneyNet
              Class S   Taxable Index
              -------   -------------
One Year       4.37%        4.38%
Five Year      4.93%        4.97%
Since
Inception
03/31/93       4.64%        4.68%

--------------------------------------------------------------------------------

ABN AMRO Funds
--------------
ABN AMRO TAX-EXEMPT MONEY MARKET FUND
PORTFOLIO MANAGER COMMENTARY
---------------------------------------------------

                                                                 Steven L. Haldi


Q   How did the Fund perform during the fiscal year ended October 31, 2001?

A For the twelve-month period that ended October 31, 2001, ABN AMRO Tax-Exempt Money Market Fund, Class I shares produced a 7-day average yield of 1.85%, while the Class S produced a 7-day average yield of 1.60%.

Q   What was the investment environment like during the twelve-month period?

A At the beginning of the period, there were mounting expectations that the Fed would lower interest rates to stimulate a flagging U.S. economy. In the final months of 2000, it became increasingly apparent that economic growth was slowing significantly in response to higher energy costs, a weak stock market and uncertainty over the outcome of the 2000 presidential election. By December, the Fed announced a shift in its bias from raising interest rates - as it had during much of the prior year - toward cutting rates to boost the sagging economy. The Fed surprised many observers by acting quickly, lowering the targeted overnight Fed Funds benchmark by 0.50% on January 3, 2001. Faced with continued economic weakness, the Fed lowered the target rate six more times throughout the spring and summer. The tragic events of September 11th prompted two more rate cuts designed to steady the global financial markets and keep a much-expected recession from worsening. From the beginning of the period through the end, short-term interest rates had dropped from 6.5% to 2.5%, their lowest level in almost four decades.

Q   What was your strategy?

A Throughout much of the period, maturities were lengthened in the Fund in anticipation of further declines in the Fed Funds level and to lock in higher yields. Over the course of the year, maturities ranged from 12 days to 23 days. In addition, we tended to avoid variable rate demand notes (VRDNs) because their yields decline much more quickly than fixed-rate securities. But as we approached the Fed's most recent rate cut in October 2001, we've focused recent purchases in shorter securities and moved toward a more neutral targeted average maturity of between 30 to 35 days. This is in anticipation that the Fed may be at or near the end of its cycle of cutting rates. In a rising interest-rate environment, a shorter-maturity position can be advantageous because cash can be reinvested more quickly.

Q   What's your outlook?


A Many market participants are forecasting that the Fed may cut rates again at its December 2001 meeting. Beyond that, it's more difficult to predict the direction of the economy and interest rates. If we get a sense that rates are headed higher and that the yield curve will steepen, we're likely to place more investments out the curve where yield levels are consistent with and reflect our Federal Funds outlook. Increased issuance of one-month Treasury bills is likely to keep yields higher in that time frame, given the greater supply.


--------------------------------------------------------------------------------


                                                                OCTOBER 31, 2001

An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment of $1.00 per share, it is possible to lose money by investing in the Fund.


            Average Annual Total Returns
            ----------------------------

                          iMoneyNet
                          Tax-Exempt
              Class I       Index
              -------      -------
One Year       2.85%        2.65%
Five Year      3.23%        2.97%
Since
Inception
01/04/93       3.03%        2.84%


                          iMoneyNet
                          Tax-Exempt
              Class S       Index
              -------      -------
One Year       2.60%        2.65%
Five Year      2.98%        2.97%
Since
Inception
03/24/93       2.79%        2.87%



--------------------------------------------------------------------------------

ABN AMRO Funds
--------------
ABN AMRO TREASURY MONEY MARKET FUND
PORTFOLIO MANAGER COMMENTARY
-----------------------------------------------


                                                                Karen Van Cleave

Q.  How did the Fund perform during the fiscal year ended October 31, 2001?

A For the twelve-month period that ended October 31, 2001, ABN AMRO Treasury Money Market Fund, Class I shares produced a 7-day average yield of 2.16%, while the Class S produced a 7-day average yield of 1.91%.

Q   What was the investment environment like during the twelve-month period?

A At the beginning of the period, there were mounting expectations that the Fed would lower interest rates to stimulate a flagging U.S. economy. In the final months of 2000, it became increasingly apparent that economic growth was slowing significantly in response to higher energy costs, a weak stock market and uncertainty over the outcome of the 2000 presidential election. By December, the Fed announced a shift in its bias from raising interest rates - as it had during much of the prior year - toward cutting rates to boost the sagging economy. The Fed surprised many observers by acting quickly, lowering the targeted overnight Fed Funds benchmark by 0.50% on January 3, 2001. Faced with continued economic weakness, the Fed lowered the target rate six more times throughout the spring and summer. The tragic events of September 11th prompted two more rate cuts designed to steady the global financial markets and keep a much-expected recession from worsening. From the beginning of the period through the end, short-term interest rates had dropped from 6.5% to 2.5%, their lowest level in almost four decades.

Q.  What was your strategy?

A Throughout much of the period, maturities were lengthened in the Fund in anticipation of further declines in the Fed Funds level and to lock in higher yields, while remaining consistent with our investment approach of focusing on high-quality securities. Over the course of the year, maturities ranged from 8 days to 53 days. But as we approached the Fed's most recent rate cut in October 2001, we've focused recent purchases in shorter securities and moved toward a more neutral targeted average maturity of between 40 to 45 days. This is in anticipation that the Fed may be at or near the end of its cycle of cutting rates. In a rising interest-rate environment, a shorter-maturity position can be advantageous because cash can be reinvested more quickly.

Q   What's your outlook?


A Many market participants are forecasting that the Fed may cut rates again at its December 2001 meeting. Beyond that, it's more difficult to predict the direction of the economy and interest rates. If we get a sense that rates are headed higher and that the yield curve will steepen, we're likely to place more investments out the curve where yield levels are consistent with and reflect our Federal Funds outlook. Increased issuance of one-month Treasury bills is likely to keep yields higher in that time frame, given the greater supply.

--------------------------------------------------------------------------------

                                                                OCTOBER 31, 2001

An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment of $1.00 per share, it is possible to lose money by investing in the Fund.

          Average Annual Total Returns
          ----------------------------

                         iMoneyNet
                       U.S. Treasury
             Class I       Index
            ---------  -------------
One Year       4.46%        4.21%
Five Year      4.91%        4.62%
Since
Inception
01/04/93       4.53%        4.34%


                         iMoneyNet
                       U.S. Treasury
             Class S       Index
            ---------  -------------
One Year       4.20%        4.21%
Five Year      4.65%        4.62%
Since
Inception
03/25/93       4.31%        4.39%

--------------------------------------------------------------------------------

ABN AMRO Funds
--------------
GOVERNMENT MONEY MARKET FUND                                    OCTOBER 31, 2001
SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------

                               [GRAPHIC OMITTED]
         EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

% of Total Net Assets
Repurchase Agreements ......................  42%
U.S. Government Agency Obligations .........  58%


                                                              MARKET
PAR VALUE                                                      VALUE
---------                                                     -------


U.S. GOVERNMENT AGENCY OBLIGATIONS - 58.27%
               FEDERAL FARM CREDIT BANK - 1.31%
$   8,500,000    6.625%, 02/01/02 ......................... $    8,561,574
                                                            --------------
               FEDERAL HOME LOAN BANK - 5.55%
   25,000,000    2.300%, 12/05/01 (A) .....................     24,945,694
    4,950,000    4.875%, 01/22/02 (A) .....................      4,977,460
    6,450,000    5.125%, 02/26/02 .........................      6,479,449
                                                            --------------
                                                                36,402,603
                                                            --------------
               FEDERAL HOME LOAN MORTGAGE  (A) - 14.42%
   20,000,000    3.450%, 11/08/01 .........................     19,986,583
   20,000,000    2.456%, 11/20/01 .........................     19,973,611
   15,000,000    2.280%, 01/10/02 .........................     14,933,500
   20,000,000    2.260%, 01/17/02 .........................     19,903,322
   20,000,000    3.500%, 02/27/02 .........................     19,770,555
                                                            --------------
                                                                94,567,571
                                                            --------------
               FEDERAL NATIONAL
               MORTGAGE ASSOCIATION - 36.99%
   25,000,000    3.380%, 11/05/01 .........................     24,990,611
   25,000,000    3.380%, 11/06/01 .........................     24,988,264
   22,000,000    2.400%, 11/15/01 (A) .....................     21,979,467
   12,837,000    6.440%, 11/21/01 .........................     12,855,900
   25,000,000    3.350%, 11/29/01 (A) .....................     24,934,861
   18,000,000    3.290%, 12/03/01 (B) .....................     18,015,327
   20,000,000    2.290%, 12/13/01 (A) .....................     19,946,567
   20,000,000    6.375%, 01/16/02 .........................     20,167,315
   20,000,000    2.230%, 01/17/02 (A) .....................     19,904,392
   20,000,000    3.550%, 04/17/02 (A) .....................     19,670,639
   20,000,000    3.330%, 05/17/02 (A) .....................     19,635,550
   15,815,000    3.470%, 05/31/02 (A) .....................     15,493,354
                                                            --------------
                                                               242,582,247
                                                            --------------
               TOTAL U.S. GOVERNMENT
                 AGENCY OBLIGATIONS
                 (Cost $382,113,995) ......................    382,113,995
                                                            --------------

                                                               MARKET
PAR VALUE                                                       VALUE
---------                                                      -------

REPURCHASE AGREEMENTS - 41.84%
$  87,353,169  J.P. Morgan Chase, 2.550%,
                 dated 10/31/01, matures 11/01/01,
                 repurchase price $87,359,357
                 (collateralized by U.S. Government
                 Agency Instruments, total
                 market value: $89,104,863) ............... $   87,353,169
   67,094,634  Morgan Stanley, 2.550%,
                 dated 10/31/01, matures 11/01/01,
                 repurchase price $67,099,387
                 (collateralized by U.S. Government
                 Agency Instruments, total
                 market value: $68,437,246) ...............     67,094,634
  119,987,410  UBS Warburg, 2.550%,
                 dated 10/31/01, matures 11/01/01,
                 repurchase price $119,995,909
                 (collateralized by U.S. Government
                 Agency Instruments, total
                 market value: $122,387,689) ..............    119,987,410
                                                            --------------
               TOTAL REPURCHASE AGREEMENTS
                 (Cost $274,435,213) ......................    274,435,213
                                                            --------------
TOTAL INVESTMENTS - 100.11%
   (Cost $656,549,208)* ...................................    656,549,208
                                                            --------------
NET OTHER ASSETS AND LIABILITIES - (0.11)% ................       (748,480)
                                                            --------------
NET ASSETS - 100.0% ....................................... $  655,800,728
                                                            ==============

---------------------------------

* At October 31, 2001, cost is identical for book and Federal income tax purposes.
(A) Annualized yield at the time of purchase.
(B) Variable rate instrument. The rate shown reflects rate in effect on October 31, 2001. The maturity date shown is the next scheduled reset date.


SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

ABN AMRO Funds
--------------
MONEY MARKET FUND                                               OCTOBER 31, 2001
SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------

                               [GRAPHIC OMITTED]
          EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

% of Total Net Assets
Repurchase Agreements ......................  12%
Certificates of Deposit ....................  20%
Bank Note ..................................   3%
Commercial Paper ...........................  65%


                                                               MARKET
PAR VALUE                                                       VALUE
---------                                                      -------

COMMERCIAL PAPER (A) - 65.05%

$   5,000,000  American Express Credit
                 2.540%, 11/07/01 ......................... $    4,997,883
    7,000,000  CDC
                 2.470%, 11/02/01 .........................      6,999,520
    5,000,000  CIT Group
                 2.550%, 11/20/01 .........................      4,993,271
    7,000,000  Citicorp
                 2.250%, 11/28/01 .........................      6,988,187
    7,000,000  Enterprise Funding
                 2.250%, 12/14/01 (B) .....................      6,981,188
    7,000,000  Falcon Asset Securitization
                 2.260%, 01/22/02 (B) .....................      6,963,966
               Fountain Square
                 Commercial Funding
    5,021,000    2.370%, 12/12/01 (B) .....................      5,007,447
    1,075,000    2.370%, 01/16/02 (B) .....................      1,069,621
    5,000,000  General Electric Capital
                 3.450%, 11/02/01 .........................      4,999,521
    7,000,000  Goldman Sachs
                 2.380%, 11/15/01 .........................      6,993,521
    7,000,000  Household Finance
                 2.450%, 11/20/01 .........................      6,990,949
    5,000,000  National Rural Utilities
                 2.270%, 12/07/01 .........................      4,988,650
    5,000,000  SBC Communications
                 2.120%, 02/28/02 .........................      4,964,961
    7,000,000  Texaco
                 2.340%, 11/28/01 .........................      6,987,715
    7,000,000  Toyota Motor Credit
                 2.430%, 11/16/01 .........................      6,992,942
    7,000,000  UBS Finance (DE)
                 2.350%, 12/05/01 .........................      6,984,464
    5,000,000  United Technology
                 2.500%, 11/09/01 .........................      4,997,297
    7,000,000  Variable Funding
                 2.220%, 01/10/02 (B) .....................      6,969,783
    5,000,000  Verizon Network Funding
                 3.400%, 11/05/01 .........................      4,998,111



                                                               MARKET
PAR VALUE                                                       VALUE
---------                                                      -------

$   5,000,000  Wells Fargo
                 2.650%, 11/05/01 ......................... $    4,998,528
                                                            --------------
               TOTAL COMMERCIAL PAPER
                 (Cost $115,867,525) ......................    115,867,525
                                                            --------------

CERTIFICATES OF DEPOSIT - 20.21%
    5,000,000  Abbey National (NY)
                 2.350%, 12/12/01 .........................      5,000,000
    3,000,000  Canadian Imperial Bank (NY)
                 6.600%, 11/01/01 .........................      3,000,000
    7,000,000  Commerce Bank (NY)
                 3.640%, 01/22/02 .........................      7,000,609
    7,000,000  Merita Bank (NY)
                 2.240%, 01/28/02 .........................      7,000,170
    7,000,000  Toronto Dominion (NY)
                 3.610%, 01/30/02 .........................      7,000,000
    7,000,000  Westdeutsche Landesbank (NY)
                 3.620%, 01/22/02 .........................      7,000,000
                                                            --------------
               TOTAL CERTIFICATES OF DEPOSIT
                 (Cost $36,000,779) .......................     36,000,779
                                                            --------------

BANK NOTE - 2.81%
    5,000,000  U.S. Bancorp
                 3.450%, 11/06/01 .........................      5,000,000
                                                            --------------
               TOTAL BANK NOTE
               (Cost $5,000,000) ..........................      5,000,000
                                                            --------------

REPURCHASE AGREEMENTS - 11.73%
    8,269,730  J.P. Morgan Chase, 2.540%,
                 dated 10/31/01, matures 11/01/01,
                 repurchase price $8,270,313
                 (collateralized by U.S. Government
                 Agency Instruments, total
                 market value: $8,435,476) ................      8,269,730
    7,880,974  Morgan Stanley, 2.540%,
                 dated 10/31/01, matures 11/01/01,
                 repurchase price $7,881,530
                 (collateralized by U.S. Government
                 Agency Instruments, total
                 market value: $8,039,930) ................      7,880,974
    4,745,880  UBS Warburg, 2.540%,
                 dated 10/31/01, matures 11/01/01,
                 repurchase price $4,746,215
                 (collateralized by U.S. Government
                 Agency Instruments, total
                 market value: $4,845,420) ................      4,745,880
                                                            --------------
               TOTAL REPURCHASE AGREEMENTS
                 (Cost $20,896,584) .......................     20,896,584
                                                            --------------
TOTAL INVESTMENTS - 99.80%
   (Cost $177,764,888)* ...................................    177,764,888
                                                            --------------
NET OTHER ASSETS AND LIABILITIES - 0.20% ..................        358,351
                                                            --------------
NET ASSETS - 100.0% ....................................... $  178,123,239
                                                            ==============

------------------------------------------

* At October 31, 2001, cost is identical for book and Federal income tax purposes.
(A) Annualized yield at the time of purchase.
(B) Securities exempt from registration under Rule 4(2) under the Securities Act of 1933, as amended. These securities may be resold, in transactions exempt from registration to qualified institutional buyers. At October 31, 2001, these securities amounted to $26,992,005 or 15.2% of net assets.

(DE) Delaware
(NY) New York


SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

ABN AMRO Funds
--------------
TAX-EXEMPT MONEY MARKET FUND                                    OCTOBER 31, 2001
SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------

                               [GRAPHIC OMITTED]
          EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

% of Total Net Assets
Cash and Other Net Assets ....................  3%
Municipal Obligations ........................ 97%

                                                               MARKET
PAR VALUE                                                       VALUE
---------                                                      -------


MUNICIPAL OBLIGATIONS - 96.70%
               ALASKA - 2.03%
$   4,400,000  Valdez Marine Terminal RB, British
                 Petroleum Pipeline Project
                 2.050%, 11/01/01 (A) ..................... $    4,400,000
    5,000,000  Valdez Marine Terminal RB,
                 Exxon Pipeline Co. Project
                 2.000%, 11/01/01 (A) .....................      5,000,000
                                                            --------------
                                                                 9,400,000
                                                            --------------
               ARIZONA - 4.00%
               Salt River Project TECP
    4,000,000    2.050%, 11/05/01 .........................      4,000,000
    5,000,000    1.950%, 11/07/01 .........................      5,000,000
    5,000,000    2.000%, 11/07/01 .........................      5,000,000
    4,500,000  Tempe Excise Tax RB
                 2.000%, 11/01/01 (A) .....................      4,500,000
                                                            --------------
                                                                18,500,000
                                                            --------------
               COLORADO - 4.88%
               Colorado Educational &
                 Cultural Facilities RB,
    3,140,000    Naropa University Project
                 2.150%, 11/07/01 (A) .....................      3,140,000
    4,295,000    National Cable Television Center
                 2.150%, 11/07/01 (A) .....................      4,295,000
   15,000,000  Colorado State, TRAN, Series A
                 3.500%, 06/28/02 .........................     15,095,799
                                                            --------------
                                                                22,530,799
                                                            --------------
               CONNECTICUT - 7.16%
               Connecticut State Health &
                 Educational Facilities Authority
                 RB, Yale University,
    5,000,000    Series T-1,
                 2.050%, 11/07/01 (A) .....................      5,000,000
   16,100,000    Series T-2,
                 1.900%, 11/07/01 (A) .....................     16,100,000

                                                               MARKET
PAR VALUE                                                       VALUE
---------                                                      -------

               CONNECTICUT (CONTINUED)
               Connecticut State, GO,
$  10,000,000    Series A,
                 2.150%, 11/07/01 (A) ..................... $   10,000,000
    2,000,000    Series B,
                 2.000%, 11/07/01 (A) .....................      2,000,000
                                                            --------------
                                                                33,100,000
                                                            --------------
               DISTRICT OF COLUMBIA - 1.30%
               District of Columbia Industrial
                 RB TECP
    3,500,000    2.000%, 11/05/01 .........................      3,500,000
    2,500,000    2.000%, 11/06/01 .........................      2,500,000
                                                            --------------
                                                                 6,000,000

                                                            --------------
               FLORIDA - 2.16%
   10,000,000  Jacksonville Electric
                 Authority System TECP
                 2.750%, 12/10/01 .........................     10,000,000
                                                            --------------
               GEORGIA - 3.86%
    9,000,000  Burke County Development
                 Authority TECP
                 2.000%, 11/05/01 .........................      9,000,000
    8,860,000  Municipal Electricity Authority TECP
                 2.450%, 12/05/01 .........................      8,860,000
                                                            --------------
                                                                17,860,000
                                                            --------------
               IDAHO - 0.65%
    3,000,000  Idaho State, GO, TAN
                 3.750%, 06/28/02 .........................      3,022,007
                                                            --------------
               ILLINOIS - 2.20%
      180,000  Illinois Development
                 Finance Authority RB,
                 Saint Xavier University
                 2.000%, 11/07/01 (A) .....................        180,000
    6,200,000  Illinois Health Facilities Authority
                 RB, Resurrection Health,
                 Series A, Insured: FSA
                 2.050%, 11/07/01 (A) .....................      6,200,000
    3,800,000  Illinois Health Facilities Authority
                 RB, Rush Presbyterian -
                 St. Luke's Medical Center
                 Obligated Group, Series 1998B,
                 Insured: MBIA
                 1.950%, 11/07/01 (A) .....................      3,800,000
                                                            --------------
                                                                10,180,000
                                                            --------------
               INDIANA - 2.16%
    6,000,000  City of Mount Vernon TECP
                 2.450%, 11/06/01 .........................      6,000,000
    4,000,000  Hammond Pollution Control RB,
                 Amoco Oil Project
                 2.050%, 11/07/01 (A) .....................      4,000,000
                                                            --------------
                                                                10,000,000
                                                            --------------
               IOWA - 0.75%
    3,450,000  Ottumwa RB, Ottumwa
                 Regional Health Center
                 2.150%, 11/07/01 (A) .....................      3,450,000
                                                            --------------




SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

ABN AMRO Funds
--------------
TAX-EXEMPT MONEY MARKET FUND                                    OCTOBER 31, 2001
SCHEDULE OF INVESTMENTS - CONTINUED
--------------------------------------------------------------------------------

                                                               MARKET
PAR VALUE                                                       VALUE
---------                                                      -------

               KENTUCKY - 2.17%
$  10,025,000  Kentucky Economic Development
                 Finance Authority Hospital
                 Facilities RB, Baptist Healthcare
                 System, Series C, Insured: MBIA
                 2.050%, 11/01/01 (A) ..................... $   10,025,000
                                                            --------------
               LOUISIANA - 2.73%
   12,600,000  St. Charles Parish
                 Pollution Control RB,
                 Shell Oil Project, Series B
                 2.000%, 11/01/01 (A) .....................     12,600,000
                                                            --------------
               MARYLAND - 2.34%
               Maryland State Health & Higher
                 Educational Facilities Authority RB,
                 Pooled Loan Program,
    6,700,000    Series A,
                 2.000%, 11/07/01 (A) .....................      6,700,000
    4,100,000    Series B,
                 1.900%, 11/07/01 (A) .....................      4,100,000
                                                            --------------
                                                                10,800,000
                                                            --------------
               MASSACHUSETTS - 3.03%
    2,200,000  Massachusetts State,
                 Central Artery, GO, Series B
                 2.050%, 11/01/01 (A) .....................      2,200,000
    1,000,000  Massachusetts State, GO, Series B
                 2.050%, 11/07/01 (A) .....................      1,000,000
   10,800,000  Massachusetts Water Resources
                 Authority, Multi-Modal
                 Subordinated General RB,
                 Series A, Insured: AMBAC
                 1.700%, 11/07/01 (A) .....................     10,800,000
                                                            --------------
                                                                14,000,000
                                                            --------------
               MINNESOTA - 8.48%
               Hennepin County, GO, Series C
    2,800,000    2.000%, 11/01/01 (A) .....................      2,800,000
    7,640,000    2.000%, 11/07/01 (A) .....................      7,640,000
               Minneapolis, GO, Series B
    3,545,000    2.000%, 11/07/01 (A) .....................      3,545,000
    2,695,000    2.000%, 11/07/01 (A) .....................      2,695,000
               Minnesota School Districts, TRAN
   10,000,000    4.000%, 02/12/02, Series A ...............     10,018,568
    2,600,000    3.250%, 08/27/02, Series A ...............      2,612,418
    3,250,000    3.000%, 10/01/02, Series B ...............      3,277,686
    6,600,000  Owatonna Hospital RB,
                 Health Central System
                 2.200%, 11/07/01 (A) .....................      6,600,000
                                                            --------------
                                                                39,188,672
                                                            --------------
               MISSISSIPPI - 0.95%
    4,375,000  Jackson County Port Facility RB,
                 Chevron USA Income Project
                 2.050%, 11/01/01 (A) .....................      4,375,000
                                                            --------------

                                                               MARKET
PAR VALUE                                                       VALUE
---------                                                      -------


               MISSOURI - 3.66%
               Missouri State Health & Educational
                 Facilities Authority RB,
                 The Washington University Project,
$  10,400,000    Series A,
                 2.050%, 11/01/01 (A) ..................... $   10,400,000
    6,500,000    Series B,
                 2.050%, 11/01/01 (A) .....................      6,500,000
                                                            --------------
                                                                16,900,000
                                                            --------------
               NEBRASKA - 1.08%
    5,000,000  Omaha Public Power District TECP
                 2.000%, 11/05/01 .........................      5,000,000
                                                            --------------
               NEVADA - 7.58%
   15,020,000  Clark County
                 School District, GO, Series A
                 2.000%, 11/07/01 (A) .....................     15,020,000
   20,000,000  Las Vegas Valley
                 Water District TECP
                 2.750%, 12/10/01 .........................     20,000,000
                                                            --------------
                                                                35,020,000
                                                            --------------
               NEW JERSEY - 2.16%
   10,000,000  New Jersey Economic Development
                 Authority Water Facilities RB,
                 United Water New Jersey Inc.
                 Project, Series A, Insured: AMBAC
                 1.950%, 11/07/01 (A) .....................     10,000,000
                                                            --------------
               NEW MEXICO - 1.15%
    5,300,000  Hurley Pollution Control RB,
                 Kennecott Santa Fe Project
                 2.050%, 11/01/01 (A) .....................      5,300,000
                                                            --------------
               NEW YORK - 12.63%
               New York State Dormitory
                 Authority RB, Memorial
                 Sloan-Kettering,
    4,550,000    Series A,
                 2.000%, 11/01/01 (A) .....................      4,550,000
    1,000,000    Series B,
                 2.000%, 11/01/01 (A) .....................      1,000,000
   15,000,000    Series C,
                 1.850%, 11/07/01 (A) .....................     15,000,000
               New York State Energy Research &
                 Development Authority Pollution
                 Control RB, Niagara
                 Mohawk Power,
    5,000,000    Series B,
                 2.000%, 11/01/01 (A) .....................      5,000,000
    2,900,000    Series C,
                 2.000%, 11/01/01 (A) .....................      2,900,000
   19,650,000  New York State Local Government
                 Assistance RB, Series D
                 1.700%, 11/07/01 (A) .....................     19,650,000
               New York, GO, Series B,
                 Insured: FGIC
    2,600,000    2.100%, 11/01/01 (A) .....................      2,600,000
    7,675,000    2.100%, 11/01/01 (A) .....................      7,675,000
                                                            --------------
                                                                58,375,000
                                                            --------------


SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

ABN AMRO Funds
--------------
TAX-EXEMPT MONEY MARKET FUND                                    OCTOBER 31, 2001
SCHEDULE OF INVESTMENTS - CONTINUED
--------------------------------------------------------------------------------

                                                               MARKET
PAR VALUE                                                       VALUE
---------                                                      -------

               OHIO - 3.48%
$  16,100,000  Ohio State Air Quality Development
                 Authority RB, Cincinnati Gas &
                 Electric Project, Series B
                 1.950%, 11/01/01 (A) ..................... $   16,100,000
                                                            --------------
               PENNSYLVANIA - 0.22%
    1,000,000  City of Philadelphia
                 Gas Works TECP

                 2.000%, 11/07/01 .........................      1,000,000
                                                            --------------
               SOUTH DAKOTA - 2.03%
    9,360,000  Lower Brule Sioux Tribe, GO
                 2.150%, 11/07/01 (A) .....................      9,360,000
                                                            --------------
               TEXAS - 0.98%
    1,000,000  City of San Antonio TECP
                 2.000%, 11/05/01 .........................      1,000,000
    2,300,000  Harris County, Health Facilities RB,
                 Texas Medical Center Project,
                 Insured: MBIA
                 2.000%, 11/01/01 (A) .....................      2,300,000
    1,210,000  Texas Higher Education
                 Authority RB, Series B,
                 Insured: FGIC
                 2.000%, 11/07/01 (A) .....................      1,210,000
                                                            --------------
                                                                 4,510,000
                                                            --------------
               UTAH - 3.29%
   11,500,000  Intermountain Power Agency TECP
                 2.050%, 11/01/01 .........................     11,500,000
    3,700,000  Utah State, Series A
                 1.900%, 11/07/01 .........................      3,700,000
                                                            --------------
                                                                15,200,000
                                                            --------------
               WASHINGTON - 5.19%
               Washington Health Care Facilities
                 Authority RB, Fred Hutchinson
                 Cancer Research Center
      300,000    2.150%, 11/01/01 (A) .....................        300,000
    7,220,000    2.150%, 11/01/01 (A) .....................      7,220,000
      650,000    Series 1991-A,
                 LOC: Morgan Guaranty
                 2.150%, 11/01/01 (A) .....................        650,000
      600,000    Series 1991-B, LOC:
                 Morgan Guaranty
                 2.150%, 11/01/01 (A) .....................        600,000
   15,200,000  Washington State, GO,
                 Series VR 96B
                 1.900%, 11/07/01 (A) .....................     15,200,000
                                                            --------------
                                                                23,970,000
                                                            --------------
               WISCONSIN - 0.22%
    1,000,000  State of Wisconsin TECP
                 2.750%, 12/10/01 .........................      1,000,000
                                                            --------------

                                                               MARKET
PAR VALUE                                                       VALUE
---------                                                      -------


               WYOMING - 2.18%
$   9,600,000  Gillette, Pollution Control RB
                 2.100%, 11/07/01 (A) ..................... $    9,600,000
      500,000  Lincoln County Pollution
                 Control RB, Exxon Project
                 2.000%, 11/01/01 (A) .....................        500,000
                                                            --------------
                                                                10,100,000
                                                            --------------
               TOTAL MUNICIPAL BONDS
                 (Cost $446,866,478) ......................    446,866,478
                                                            --------------
 SHARES
--------

INVESTMENT COMPANIES - 3.13%

      312,915  Dreyfus Tax-Exempt
                 Cash Management Fund .....................        312,915
   14,164,594  SEI Institutional Tax Free
                 Money Market Fund ........................     14,164,594
                                                            --------------
               TOTAL INVESTMENT COMPANIES
                 (Cost $14,477,509) .......................     14,477,509
                                                            --------------
TOTAL INVESTMENTS - 99.83%
   (Cost $461,343,987)* ...................................    461,343,987
                                                            --------------
NET OTHER ASSETS AND LIABILITIES - 0.17% ..................        804,171
                                                            --------------
NET ASSETS - 100.0% ....................................... $  462,148,158
                                                            ==============

-------------------------------------

* At October 31, 2001, cost is identical for book and Federal income tax purposes.

(A) Variable rate instrument. The rate shown reflects the rate in effect on October 31, 2001. The maturity date shown is the next scheduled reset date.

 AMBAC  AMBAC Indemnity Corp.
  FGIC  Financial Guaranty Insurance Co.
   FSA  Financial Security Assurance, Inc.
    GO  General Obligation
   LOC  Letter of Credit
  MBIA  MBIA Insurance Corporation
    RB  Revenue Bond
   TAN  Tax Anticipation Note
  TECP  Tax-Exempt Commercial Paper
  TRAN  Tax & Revenue Anticipation Note

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

ABN AMRO Funds
--------------
TREASURY MONEY MARKET FUND                                      OCTOBER 31, 2001
SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------

[GRAPHIC OMITTED]
ABN AMRO FUNDS LOGO

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

% of Total Net Assets
Repurchase Agreements ......................  43%
U.S. Treasury Obligations ..................  57%




                                                               MARKET
PAR VALUE                                                       VALUE
---------                                                      -------


U.S. TREASURY OBLIGATIONS - 57.18%

               U.S. TREASURY BILLS (A) - 43.95%
$  30,000,000    3.050%, 11/01/01 ......................... $   30,000,000
   25,000,000    2.848%, 11/08/01 .........................     24,986,032
   30,000,000    2.752%, 11/15/01 .........................     29,967,187
   10,000,000    2.059%, 11/29/01 .........................      9,983,433
   10,000,000    2.095%, 12/06/01 .........................      9,979,875
   15,000,000    2.014%, 01/24/02 .........................     14,926,675
                                                            --------------
                                                               119,843,202
                                                            --------------
               U.S. TREASURY NOTES - 13.23%
   15,000,000    6.250%, 07/31/02 .........................     15,436,532
   20,000,000    6.375%, 08/15/02 .........................     20,636,257
                                                            --------------
                                                                36,072,789

                                                            --------------
               TOTAL U.S. TREASURY OBLIGATIONS
                 (Cost $155,915,991) ......................    155,915,991
                                                            --------------

                                                               MARKET
PAR VALUE                                                       VALUE
---------                                                      -------


REPURCHASE AGREEMENTS - 42.84%
$  37,840,912  J.P. Morgan Chase, 2.490%,
                 dated 10/31/01, matures 11/01/01,
                 repurchase price $37,843,529
                 (collateralized by U.S. Treasury
                 Instruments, total market
                 value: $38,600,405) ...................... $   37,840,912
   49,103,718  Morgan Stanley, 2.490%,
                 dated 10/31/01, matures 11/01/01,
                 repurchase price $49,107,114
                 (collateralized by U.S. Treasury
                 Instruments, total market
                 value: $50,579,042) ......................     49,103,718
   29,856,115  UBS Warburg, 2.490%,
                 dated 10/31/01, matures 11/01/01,
                 repurchase price $29,858,180
                 (collateralized by U.S. Treasury
                 Instruments, total market
                 value: $30,456,069) ......................     29,856,115
                                                            --------------
               TOTAL REPURCHASE AGREEMENTS
                 (Cost $116,800,745) ......................    116,800,745
                                                            --------------
TOTAL INVESTMENTS - 100.02%
   (Cost $272,716,736)* ...................................    272,716,736
                                                            --------------
NET OTHER ASSETS AND LIABILITIES - (0.02)% ................        (50,999)
                                                            --------------
NET ASSETS - 100.0% ....................................... $  272,665,737
                                                            ==============

------------------------------------------

* At October 31, 2001, cost is identical for book and Federal income tax purposes.
(A) Annualized yield at the time of purchase.


SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                     This page is left blank intentionally.

ABN AMRO Funds
--------------
                                                                OCTOBER 31, 2001

STATEMENT OF ASSETS AND LIABILITIES
--------------------------------------------------------------------------------

                                                         GOVERNMENT MONEY         MONEY       TAX-EXEMPT MONEY   TREASURY MONEY
                                                            MARKET FUND        MARKET FUND       MARKET FUND       MARKET FUND
                                                         ----------------   ---------------   ----------------  ----------------
ASSETS:
Investments:
        Investments at cost ..........................    $   382,113,995   $   156,868,304   $    461,343,987  $    155,915,991
        Repurchase agreements ........................        274,435,213        20,896,584                 --       116,800,745
                                                         ----------------   ---------------   ----------------  ----------------
          Total investments at value .................        656,549,208       177,764,888        461,343,987       272,716,736
Cash .................................................                 --            15,249                 --                --
Receivables:
        Dividends and interest .......................          1,115,296           457,129          1,590,818           513,252
        Fund shares sold .............................             57,937            20,500              6,500                --
Other assets .........................................              7,980               594                982            10,834
                                                         ----------------   ---------------   ----------------  ----------------
          Total assets ...............................        657,730,421       178,258,360        462,942,287       273,240,822
                                                         ----------------   ---------------   ----------------  ----------------
LIABILITIES:
Payables:
        Due to custodian .............................                100                --                 --                --
        Dividend distribution ........................          1,059,770                --            649,762           456,704
        Fund shares redeemed .........................            632,632            34,904              4,040                20
        Due to Adviser, net ..........................            104,453            34,020             89,930            53,244
        Administration fee ...........................             28,391             7,639             20,192            11,457
        Distribution fee .............................              2,132             8,549              1,308             1,200
        Shareholder servicing fees ...................              3,315            14,556                 --                --
        Trustees fees ................................              9,567             2,574              6,804             3,861
Accrued expenses and other payables ..................             89,333            32,879             22,093            48,599
                                                         ----------------   ---------------   ----------------  ----------------
          Total liabilities ..........................          1,929,693           135,121            794,129           575,085
                                                         ----------------   ---------------   ----------------  ----------------
NET ASSETS ...........................................    $   655,800,728   $   178,123,239   $    462,148,158  $    272,665,737
                                                         ================   ===============   ================  ================
NET ASSETS CONSIST OF:
    Capital paid-in ..................................    $   655,773,235   $   178,119,358   $    462,149,445  $    272,657,522
    Accumulated undistributed net investment income ..             31,622             3,974                 37             8,983
    Accumulated net realized loss on investments .....             (4,129)              (93)            (1,324)             (768)
                                                         ----------------   ---------------   ----------------  ----------------
        TOTAL NET ASSETS .............................    $   655,800,728   $   178,123,239   $    462,148,158  $    272,665,737
                                                         ================   ===============   ================  ================
CLASS I(a):
    Net Assets .......................................    $   611,610,606   $     1,672,117   $    434,371,873  $    246,473,070
    Shares of beneficial interest outstanding ........        611,580,474         1,671,184        434,372,666       246,466,663
        NET ASSET VALUE
        Offering and redemption price per share
        (Net Assets/Shares Outstanding) ..............    $          1.00   $          1.00   $           1.00  $           1.00
                                                         ================   ===============   ================  ================
CLASS S(b):
    Net Assets .......................................    $    44,190,122   $   176,451,122   $     27,776,285  $     26,192,667
    Shares of beneficial interest outstanding ........         44,193,421       176,448,349         27,776,884        26,190,838
        NET ASSET VALUE
        Offering and redemption price per share
        (Net Assets/Shares Outstanding) ..............    $          1.00   $          1.00   $           1.00  $           1.00
                                                         ================   ===============   ================  ================

-----------------------------------------------------------

(a) Formerly known as Common Share Class.
(b) Formerly known as Investor Share Class.


SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

ABN AMRO Funds
--------------
FOR THE TEN MONTHS ENDED OCTOBER 31, 2001
STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------


                                                            GOVERNMENT MONEY MARKET FUND               MONEY MARKET FUND
                                                         ----------------------------------   ----------------------------------
                                                         TEN MONTHS ENDED      YEAR ENDED     TEN MONTHS ENDED     YEAR ENDED
                                                         OCTOBER 31, 2001  DECEMBER 31, 2000  OCTOBER 31, 2001  DECEMBER 31, 2000
                                                         ----------------   ---------------   ----------------  ----------------
INVESTMENT INCOME:
     Dividends .......................................    $            --   $            --   $             --  $             --
     Interest ........................................         25,261,554        37,341,375          7,462,873        46,727,930
                                                         ----------------   ---------------   ----------------  ----------------
      Total investment income ........................         25,261,554        37,341,375          7,462,873        46,727,930
                                                         ----------------   ---------------   ----------------  ----------------
EXPENSES:
     Investment advisory fees ........................          1,117,664         1,194,973            549,407         2,663,573
     Distribution expenses(1) ........................             96,942           224,699            325,367           599,301
     Shareholder servicing fees(2) ...................             27,971           224,751            141,705           598,899
     Transfer agent fees .............................             53,580            48,619             25,822            57,528
     Administration fees .............................            804,730           934,416            247,497         1,180,135
     Registration expenses ...........................             45,676            26,582             29,994            21,698
     Custodian fees ..................................             25,259            18,569             10,103            41,306
     Professional fees ...............................             23,751            45,373             14,509            49,093
     Reports to shareholder expense ..................             27,739            54,750              5,378            51,108
     Trustees fees ...................................             18,533            13,639              5,075            17,329
     Other expenses ..................................             33,750            86,699             21,929           158,801
                                                         ----------------   ---------------   ----------------  ----------------
      Total operating expenses .......................          2,275,595         2,873,070          1,376,786         5,438,771
                                                         ----------------   ---------------   ----------------  ----------------
      Less: Investment advisory fees waived ..........             (5,498)               --           (230,524)       (1,141,531)
      Less: Administration fees waived ...............           (396,845)         (477,989)          (112,415)         (608,817)
      Less: Shareholder servicing fees waived ........                 --          (161,615)                --          (335,496)
                                                         ----------------   ---------------   ----------------  ----------------
      Net operating expenses .........................          1,873,252         2,233,466          1,033,847         3,352,927
                                                         ----------------   ---------------   ----------------  ----------------
NET INVESTMENT INCOME ................................         23,388,302        35,107,909          6,429,026        43,375,003
                                                         ----------------   ---------------   ----------------  ----------------
NET REALIZED GAIN (LOSS) ON INVESTMENTS:
     Net realized gain (loss) on investments .........                 --                --                 --                (6)
                                                         ----------------   ---------------   ----------------  ----------------
     NET REALIZED GAIN (LOSS) ON INVESTMENTS .........                 --                --                 --                (6)
                                                         ----------------   ---------------   ----------------  ----------------
     NET INCREASE IN NET ASSETS FROM OPERATIONS ......    $    23,388,302   $    35,107,909   $      6,429,026  $     43,374,997
                                                         ================   ===============   ================  ================

---------------------------------------------

(1) All distribution fees are incurred at the Class S (formerly Investor Share Class) level.
(2) All shareholder servicing fees are incurred at the Class S (formerly Investor Share Class) level.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

ABN AMRO Funds
--------------


                                                            TAX-EXEMPT MONEY MARKET FUND          TREASURY MONEY MARKET FUND
                                                         ----------------------------------   ----------------------------------
                                                         TEN MONTHS ENDED     YEAR ENDED      TEN MONTHS ENDED     YEAR ENDED
                                                         OCTOBER 31, 2001  DECEMBER 31, 2000  OCTOBER 31, 2001  DECEMBER 31, 2000
                                                         ----------------  ----------------   ---------------   ----------------
INVESTMENT INCOME:
     Dividends .......................................   $        375,531  $        365,556   $            --   $             --
     Interest ........................................         11,114,632        19,767,904         8,962,254         16,204,406
                                                         ----------------  ----------------   ---------------   ----------------
      Total investment income ........................         11,490,163        20,133,460         8,962,254         16,204,406
                                                         ----------------  ----------------   ---------------   ----------------
EXPENSES:
     Investment advisory fees ........................          1,377,708         1,710,110           725,008            942,328
     Distribution expenses(1) ........................             84,991           173,090            32,147             27,273
     Shareholder servicing fees(2) ...................                 --           173,090                --             27,273
     Transfer agent fees .............................             33,958            43,289            26,116             33,135
     Administration fees .............................            576,251           772,027           314,163            441,576
     Registration expenses ...........................             22,426            29,030            36,762             19,915
     Custodian fees ..................................             48,348            28,354            11,976             12,150
     Professional fees ...............................             19,364            39,010            15,750             26,938
     Reports to shareholder expense ..................             16,154            44,694             8,953             21,201
     Trustees fees ...................................             13,282            10,789             7,196              6,092
     Other expenses ..................................             25,800            12,877            15,055             58,829
                                                         ----------------  ----------------   ---------------   ----------------
      Total operating expenses .......................          2,218,282         3,036,360         1,193,126          1,616,710
                                                         ----------------  ----------------   ---------------   ----------------
      Less: Investment advisory fees waived ..........           (577,243)         (732,904)         (301,049)          (403,855)
      Less: Administration fees waived ...............           (279,696)         (390,882)         (145,849)          (215,389)
      Less: Shareholder servicing fees waived ........                 --          (173,090)               --            (27,273)
                                                         ----------------  ----------------   ---------------   ----------------
      Net operating expenses .........................          1,361,343         1,739,484           746,228            970,193
                                                         ----------------  ----------------   ---------------   ----------------
NET INVESTMENT INCOME ................................         10,128,820        18,393,976         8,216,026         15,234,213
                                                         ----------------  ----------------   ---------------   ----------------
NET REALIZED GAIN (LOSS) ON INVESTMENTS:
     Net realized gain (loss) on investments .........                 --                --                --              1,062
                                                         ----------------  ----------------   ---------------   ----------------
     NET REALIZED GAIN (LOSS) ON INVESTMENTS .........                 --                --                --              1,062
                                                         ----------------  ----------------   ---------------   ----------------
     NET INCREASE IN NET ASSETS FROM OPERATIONS ......   $     10,128,820  $     18,393,976   $     8,216,026   $     15,235,275
                                                         ================  ================   ===============   ================


SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

ABN AMRO Funds
--------------
STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------


                                                                                       GOVERNMENT MONEY MARKET FUND
                                                                          ------------------------------------------------------
                                                                          TEN MONTHS ENDED        YEARS ENDED DECEMBER 31,
                                                                          OCTOBER 31, 2001         2000               1999
                                                                          ----------------   ----------------   ----------------
NET ASSETS AT BEGINNING OF PERIOD ......................................  $    665,849,075   $    560,551,164   $    486,293,980
                                                                          ----------------   ----------------   ----------------
INCREASE IN NET ASSETS FROM OPERATIONS:
    Net investment income ..............................................        23,388,302         35,107,909         24,284,954
    Net realized loss on investments sold ..............................                --                 --                 --
                                                                          ----------------   ----------------   ----------------
    Net increase in net assets from operations .........................        23,388,302         35,107,909         24,284,954
                                                                          ----------------   ----------------   ----------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
    Net investment income:
       Class I(a) ......................................................       (21,814,092)       (30,086,803)       (20,349,911)
       Class S(b) ......................................................        (1,574,210)        (5,021,106)        (3,935,043)
                                                                          ----------------   ----------------   ----------------
       Total distributions .............................................       (23,388,302)       (35,107,909)       (24,284,954)
                                                                          ----------------   ----------------   ----------------
CAPITAL SHARE TRANSACTIONS: Net proceeds from sales of shares:
       Class I(a) ......................................................       928,922,817        966,111,770        901,384,542
       Class S(b) ......................................................        93,240,321        315,326,463        387,926,022
    Issued to shareholders in reinvestment of distributions:
       Class I(a) ......................................................         3,858,918          6,181,655          3,837,094
       Class S(b) ......................................................         1,572,687          5,021,982          3,931,195
    Cost of shares repurchased:
       Class I(a) ......................................................      (910,923,693)      (847,061,031)      (837,500,402)
       Class S(b) ......................................................      (126,719,397)      (340,282,928)      (385,321,267)
                                                                          ----------------   ----------------   ----------------
          Net increase (decrease) from capital share transactions ......       (10,048,347)       105,297,911         74,257,184
                                                                          ----------------   ----------------   ----------------
    Total increase (decrease) in net assets ............................       (10,048,347)       105,297,911         74,257,184
                                                                          ----------------   ----------------   ----------------
NET ASSETS AT END OF PERIOD (INCLUDING LINE A) .........................  $    655,800,728   $    665,849,075   $    560,551,164
                                                                          ================   ================   ================
    (A) Undistributed net investment income ............................  $         31,622   $         31,622   $         31,622
                                                                          ================   ================   ================
OTHER INFORMATION:
SHARE TRANSACTIONS:
    Class I(a):
       Sold ............................................................       928,922,817        966,111,770        901,384,544
       Issued to shareholders in reinvestment of distributions .........         3,858,918          6,181,655          3,837,094
       Repurchased .....................................................      (910,923,693)      (847,061,031)      (837,500,402)
    Class S(b):
       Sold ............................................................        93,240,321        315,326,463        387,926,022
       Issued to shareholders in reinvestment of distributions .........         1,572,687          5,021,982          3,931,195
       Repurchased .....................................................      (126,719,397)      (340,282,928)      (385,321,267)
                                                                          ----------------   ----------------   ----------------
          Net increase (decrease) in shares outstanding ................       (10,048,347)       105,297,911         74,257,186
                                                                          ================   ================   ================

-------------------------------------------------------
(a) Formerly known as Common Share Class.
(b) Formerly known as Investor Share Class.


SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

ABN AMRO Funds
--------------


                                                                                         MONEY MARKET FUND
                                                                       ------------------------------------------------------
                                                                       TEN MONTHS ENDED         YEARS ENDED DECEMBER 31,
                                                                       OCTOBER 31, 2001         2000               1999
                                                                       ----------------   ----------------   ---------------
NET ASSETS AT BEGINNING OF PERIOD ..................................   $    275,921,963   $  1,385,778,237   $ 1,160,871,114
                                                                       ----------------   ----------------   ---------------
INCREASE IN NET ASSETS FROM OPERATIONS:
    Net investment income ..........................................          6,429,026         43,375,003        62,522,336
    Net realized loss on investments sold ..........................                 --                 (6)               --
                                                                       ----------------   ----------------   ---------------
    Net increase in net assets from operations .....................          6,429,026         43,374,997        62,522,336
                                                                       ----------------   ----------------   ---------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
    Net investment income:
       Class I(a) ..................................................         (1,267,984)       (29,815,679)      (52,278,175)
       Class S(b) ..................................................         (5,161,042)       (13,559,324)      (10,244,161)
                                                                       ----------------   ----------------   ---------------
       Total distributions .........................................         (6,429,026)       (43,375,003)      (62,522,336)
                                                                       ----------------   ----------------   ---------------
CAPITAL SHARE TRANSACTIONS: Net proceeds from sales of shares:
       Class I(a) ..................................................         99,772,544      1,301,001,702     2,396,115,067
       Class S(b) ..................................................        507,227,808        970,941,836       927,873,834
    Issued to shareholders in reinvestment of distributions:
       Class I(a) ..................................................          1,257,254          3,070,071         2,499,996
       Class S(b) ..................................................          5,159,846         13,554,287        10,240,770
    Cost of shares repurchased:
       Class I(a) ..................................................       (143,631,995)    (2,397,920,925)   (2,201,784,910)
       Class S(b) ..................................................       (567,584,181)    (1,000,503,239)     (910,037,634)
                                                                       ----------------   ----------------   ---------------
          Net increase (decrease) from capital share transactions ..        (97,798,724)    (1,109,856,268)      224,907,123
                                                                       ----------------   ----------------   ---------------
    Total increase (decrease) in net assets ........................        (97,798,724)    (1,109,856,274)      224,907,123
                                                                       ----------------   ----------------   ---------------
NET ASSETS AT END OF PERIOD (INCLUDING LINE A) .....................   $    178,123,239   $    275,921,963   $ 1,385,778,237
                                                                       ================   ================   ===============
    (A) Undistributed net investment income ........................   $          3,974   $          3,974   $         3,974
                                                                       ================   ================   ===============
OTHER INFORMATION:
SHARE TRANSACTIONS:
    Class I(a):
       Sold ........................................................         99,749,063      1,300,807,412     2,396,114,995
       Issued to shareholders in reinvestment of distributions .....          1,257,254          3,288,525         2,499,996
       Repurchased .................................................       (143,631,995)    (2,397,921,830)   (2,201,784,908)
    Class S(b):
       Sold ........................................................        507,227,808        970,942,058       927,873,732
       Issued to shareholders in reinvestment of distributions .....          5,159,846         13,554,286        10,240,770
       Repurchased .................................................       (567,584,181)    (1,000,503,239)     (910,037,616)
                                                                       ----------------   ----------------   ---------------
          Net increase (decrease) in shares outstanding ............        (97,822,205)    (1,109,832,788)      224,906,969
                                                                       ================   ================   ===============




                                                                                     TAX-EXEMPT MONEY MARKET FUND
                                                                        -----------------------------------------------------
                                                                        TEN MONTHS ENDED         YEARS ENDED OCTOBER 31,
                                                                        OCTOBER 31, 2001         2000              1999
                                                                       ----------------   ----------------   ----------------
NET ASSETS AT BEGINNING OF PERIOD ..................................   $    481,909,926   $    350,585,429   $    340,313,838
                                                                       ----------------   ----------------   ----------------
INCREASE IN NET ASSETS FROM OPERATIONS:
    Net investment income ..........................................         10,128,820         18,393,976          8,991,467
    Net realized loss on investments sold ..........................                 --                 --                 --
                                                                       ----------------   ----------------   ----------------
    Net increase in net assets from operations .....................         10,128,820         18,393,976          8,991,467
                                                                       ----------------   ----------------   ----------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
    Net investment income:
       Class I(a) ..................................................         (9,320,140)       (15,941,723)        (7,257,014)
       Class S(b) ..................................................           (808,680)        (2,452,253)        (1,734,453)
                                                                       ----------------   ----------------   ----------------
       Total distributions .........................................        (10,128,820)       (18,393,976)        (8,991,467)
                                                                       ----------------   ----------------   ----------------
CAPITAL SHARE TRANSACTIONS: Net proceeds from sales of shares:
       Class I(a) ..................................................        744,913,468      1,089,980,039        535,358,636
       Class S(b) ..................................................        239,708,323        310,898,238        271,145,274
    Issued to shareholders in reinvestment of distributions:
       Class I(a) ..................................................            131,020            202,399            186,082
       Class S(b) ..................................................            808,603          2,453,827          1,736,795
    Cost of shares repurchased:
       Class I(a) ..................................................       (727,536,872)      (957,773,306)      (523,923,582)
       Class S(b) ..................................................       (277,786,310)      (314,436,700)      (274,231,614)
                                                                       ----------------   ----------------   ----------------
          Net increase (decrease) from capital share transactions ..        (19,761,768)       131,324,497         10,271,591
                                                                       ----------------   ----------------   ----------------
    Total increase (decrease) in net assets ........................        (19,761,768)       131,324,497         10,271,591
                                                                       ----------------   ----------------   ----------------
NET ASSETS AT END OF PERIOD (INCLUDING LINE A) .....................   $    462,148,158   $    481,909,926   $    350,585,429
                                                                       ================   ================   ================
    (A) Undistributed net investment income ........................   $             37   $             37   $             37
                                                                       ================   ================   ================
OTHER INFORMATION:
SHARE TRANSACTIONS:
    Class I(a):
       Sold ........................................................        744,913,468      1,089,980,114        535,358,636
       Issued to shareholders in reinvestment of distributions .....            131,020            202,397            186,082
       Repurchased .................................................       (727,536,872)      (957,773,276)      (523,923,582)
    Class S(b):
       Sold ........................................................        239,708,323        310,898,239        271,145,274
       Issued to shareholders in reinvestment of distributions .....            808,603          2,453,827          1,736,795
       Repurchased .................................................       (277,786,310)      (314,436,700)      (274,231,614)
                                                                       ----------------   ----------------   ----------------
          Net increase (decrease) in shares outstanding ............        (19,761,768)       131,324,601         10,271,591
                                                                       ================   ================   ================




SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

ABN AMRO Funds
--------------
STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
--------------------------------------------------------------------------------

                                                                                        TREASURY MONEY MARKET FUND
                                                                          ------------------------------------------------------
                                                                          TEN MONTHS ENDED         YEARS ENDED OCTOBER 31,
                                                                          OCTOBER 31, 2001         2000               1999
                                                                          ----------------   ----------------   ----------------
NET ASSETS AT BEGINNING OF PERIOD ......................................  $    232,858,991   $    339,601,745   $    345,846,746
                                                                          ----------------   ----------------   ----------------
INCREASE IN NET ASSETS FROM OPERATIONS:
    Net investment income ..............................................         8,216,026         15,234,213         14,056,877
    Net realized gain on investments sold ..............................                --              1,062              3,289
                                                                          ----------------   ----------------   ----------------
    Net increase in net assets from operations .........................         8,216,026         15,235,275         14,060,166
                                                                          ----------------   ----------------   ----------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
    Net investment income:
       Class I(a) ......................................................        (7,747,990)       (14,641,101)       (13,516,306)
       Class S(b) ......................................................          (468,036)          (593,112)          (540,571)
                                                                          ----------------   ----------------   ----------------
       Total distributions .............................................        (8,216,026)       (15,234,213)       (14,056,877)
                                                                          ----------------   ----------------   ----------------
CAPITAL SHARE TRANSACTIONS: Net proceeds from sales of shares:
       Class I(a) ......................................................       418,727,565        565,524,553        747,343,509
       Class S(b) ......................................................        52,425,816         61,580,352         71,826,605
    Issued to shareholders in reinvestment of distributions:
       Class I(a) ......................................................           226,193            393,838            442,623
       Class S(b) ......................................................           466,208            590,936            541,503
    Cost of shares repurchased:
       Class I(a) ......................................................      (391,917,191)      (674,388,665)      (748,104,994)
       Class S(b) ......................................................       (40,121,845)       (60,444,830)       (78,297,536)
                                                                          ----------------   ----------------   ----------------
          Net increase (decrease) from capital share transactions ......        39,806,746       (106,743,816)        (6,248,290)
                                                                          ----------------   ----------------   ----------------
    Total increase (decrease) in net assets ............................        39,806,746       (106,742,754)        (6,245,001)
                                                                          ----------------   ----------------   ----------------
NET ASSETS AT END OF PERIOD (INCLUDING LINE A) .........................  $    272,665,737   $    232,858,991   $    339,601,745
                                                                          ================   ================   ================
    (A) Undistributed net investment income ............................  $          8,983   $          8,983   $          8,983
                                                                          ================   ================   ================
OTHER INFORMATION:
SHARE TRANSACTIONS:
    Class I(a):
       Sold ............................................................       418,727,565        565,524,553        747,343,509
       Issued to shareholders in reinvestment of distributions .........           226,193            393,838            442,623
       Repurchased .....................................................      (391,917,191)      (674,388,665)      (748,104,994)
    Class S(b):
       Sold ............................................................        52,425,816         61,580,329         71,826,605
       Issued to shareholders in reinvestment of distributions .........           466,208            590,934            541,503
       Repurchased .....................................................       (40,121,845)       (60,444,830)       (78,297,536)
                                                                          ----------------   ----------------   ----------------
          Net increase (decrease) in shares outstanding ................        39,806,746       (106,743,841)        (6,248,290)
                                                                          ================   ================   ================

---------------------------------------------

(a) Formerly known as Common Share Class.
(b) Formerly known as Investor Share Class.


SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                     This page is left blank intentionally.

ABN AMRO Funds
--------------
GOVERNMENT MONEY MARKET FUND                                    OCTOBER 31, 2001
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                             TEN MONTHS        YEAR           YEAR           YEAR           YEAR           YEAR
                                                ENDED          ENDED          ENDED          ENDED          ENDED          ENDED
                                              10/31/01       12/31/00       12/31/99       12/31/98       12/31/97       12/31/96
                                            ------------   ------------   ------------   ------------   ------------   ------------
CLASS I(A)
Net Asset Value, Beginning of Period ...... $       1.00   $       1.00   $       1.00   $       1.00   $       1.00   $       1.00
                                            ------------   ------------   ------------   ------------   ------------   ------------
   INCOME FROM INVESTMENT OPERATIONS:
     Net investment income ................         0.04           0.06           0.05           0.05           0.05           0.05
                                            ------------   ------------   ------------   ------------   ------------   ------------
     Less distributions from
       net investment income ..............        (0.04)         (0.06)         (0.05)         (0.05)         (0.05)         (0.05)
                                            ------------   ------------   ------------   ------------   ------------   ------------
Net Asset Value, End of Period ............ $       1.00   $       1.00   $       1.00   $       1.00   $       1.00   $       1.00
                                            ============   ============   ============   ============   ============   ============
TOTAL RETURN(1) ...........................         3.57%          6.08%          4.87%          5.24%          5.33%          5.08%

RATIOS/SUPPLEMENTAL DATA:
   Net Assets, End of Period (in 000's) ... $    611,611   $    589,752    $   464,520    $   396,797    $   255,259   $    256,392
   Ratios of expenses to average net assets:
     Before reimbursement of
       expenses by Adviser(2) .............         0.38%          0.41%          0.41%          0.42%          0.40%          0.44%
     After reimbursement of
       expenses by Adviser(2) .............         0.31%          0.33%          0.33%          0.35%          0.32%          0.44%
   Ratios of net investment income
     to average net assets:
     Before reimbursement of
       expenses by Adviser(2) .............         4.14%          5.84%          4.70%          5.04%          5.13%          4.96%
     After reimbursement of
       expenses by Adviser(2) .............         4.21%          5.92%          4.78%          5.12%          5.21%          4.96%
------------------------------------------------------------------------------------------------------------------------------------
CLASS S(B)
Net Asset Value, Beginning of Period ...... $       1.00   $       1.00   $       1.00   $       1.00   $       1.00   $       1.00
                                            ------------   ------------   ------------   ------------   ------------   ------------
   INCOME FROM INVESTMENT OPERATIONS:
     Net investment income ................         0.03           0.06           0.04           0.05           0.05           0.05
                                            ------------   ------------   ------------   ------------   ------------   ------------
     Less distributions from

       net investment income ..............        (0.03)         (0.06)         (0.04)         (0.05)         (0.05)         (0.05)
                                            ------------   ------------   ------------   ------------   ------------   ------------
Net Asset Value, End of Period ............ $       1.00   $       1.00   $       1.00   $       1.00   $       1.00   $       1.00
                                            ============   ============   ============   ============   ============   ============
TOTAL RETURN(1) ...........................         3.30%          5.74%          4.53%          4.91%          5.05%          4.82%

RATIOS/SUPPLEMENTAL DATA:
   Net Assets, End of Period (in 000's) ... $     44,190   $     76,097   $     96,031   $     89,497   $      8,932   $      5,093
   Ratios of expenses to average net assets:
     Before reimbursement of
       expenses by Adviser(2) .............         0.71%          0.91%          0.91%          0.92%          0.72%          0.69%
     After reimbursement of
       expenses by Adviser(2) .............         0.63%          0.65%          0.65%          0.67%          0.59%          0.69%
   Ratios of net investment income
     to average net assets:
     Before reimbursement of
       expenses by Adviser(2) .............         3.81%          5.34%          4.20%          4.54%          4.82%          4.71%
     After reimbursement of
       expenses by Adviser(2) .............         3.89%          5.60%          4.46%          4.80%          4.95%          4.71%



--------------------------------------------------------
 (1)  Not Annualized.
 (2)  Annualized.
 (a)  Formerly known as Common Share Class.
 (b)  Formerly known as Investor Share Class.


SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

ABN AMRO Funds
--------------
MONEY MARKET FUND                                               OCTOBER 31, 2001
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                             TEN MONTHS        YEAR           YEAR           YEAR           YEAR           YEAR
                                                ENDED          ENDED          ENDED          ENDED          ENDED          ENDED
                                              10/31/01       12/31/00       12/31/99       12/31/98       12/31/97       12/31/96
                                            ------------   ------------   ------------   ------------   ------------   ------------
CLASS I(A)
Net Asset Value, Beginning of Period ...... $       1.00   $       1.00   $       1.00   $       1.00   $       1.00   $       1.00
                                            ------------   ------------   ------------   ------------   ------------   ------------
   INCOME FROM INVESTMENT OPERATIONS:
     Net investment income ................         0.04           0.06           0.05           0.05           0.05           0.05
                                            ------------   ------------   ------------   ------------   ------------   ------------
     Less distributions from
       net investment income ..............        (0.04)         (0.06)         (0.05)         (0.05)         (0.05)         (0.05)
                                            ------------   ------------   ------------   ------------   ------------   ------------
     Net Asset Value, End of Period ....... $       1.00   $       1.00   $       1.00   $       1.00   $       1.00   $       1.00
                                            ============   ============   ============   ============   ============   ============
TOTAL RETURN(1) ...........................         3.65%          6.21%          4.98%          5.33%          5.41%          5.13%

RATIOS/SUPPLEMENTAL DATA:
   Net Assets, End of Period (in 000's) ... $      1,672   $     44,274   $  1,138,123   $    941,295   $    737,736        598,715
   Ratios of expenses to average net assets:
     Before reimbursement of
       expenses by Adviser(2) .............         0.58%          0.56%          0.55%          0.56%          0.56%          0.58%
     After reimbursement of
       expenses by Adviser(2) .............         0.36%          0.33%          0.32%          0.33%          0.32%          0.43%
   Ratios of net investment income
     to average net assets:
     Before reimbursement of
       expenses by Adviser(2) .............         4.17%          5.58%          4.65%          4.98%          5.05%          4.87%
     After reimbursement of
       expenses by Adviser(2) .............         4.39%          5.81%          4.88%          5.21%          5.29%          5.02%
------------------------------------------------------------------------------------------------------------------------------------
CLASS S(B)
Net Asset Value, Beginning of Period ...... $       1.00   $       1.00   $       1.00   $       1.00   $       1.00   $       1.00
                                            ------------   ------------   ------------   ------------   ------------   ------------
   INCOME FROM INVESTMENT OPERATIONS:
     Net investment income ................         0.03           0.06           0.05           0.05           0.05           0.05
                                            ------------   ------------   ------------   ------------   ------------   ------------
     Less distributions from
       net investment income ..............        (0.03)         (0.06)         (0.05)         (0.05)         (0.05)         (0.05)
                                            ------------   ------------   ------------   ------------   ------------   ------------
Net Asset Value, End of Period ............ $       1.00   $       1.00   $      1.00    $       1.00   $       1.00   $       1.00
                                            ============   ============   ============   ============   ============   ============
TOTAL RETURN(1) ...........................         3.34%          5.83%          4.60%          4.97%          5.12%          4.87%

RATIOS/SUPPLEMENTAL DATA:
   Net Assets, End of Period (in 000's) ... $    176,451   $    231,648   $    247,655   $    219,576   $      1,282   $      1,466
   Ratios of expenses to average net assets:
     Before reimbursement of
       expenses by Adviser(2) .............         0.94%          1.06%          1.05%          1.06%          0.85%          0.83%
     After reimbursement of
       expenses by Adviser(2) .............         0.72%          0.69%          0.68%          0.69%          0.59%          0.68%
   Ratios of net investment income
     to average net assets:
     Before reimbursement of
       expenses by Adviser(2) .............         3.81%          5.08%          4.15%          4.48%          4.74%          4.62%
     After reimbursement of
       expenses by Adviser(2) .............         4.03%          5.45%          4.52%          4.85%          5.00%          4.77%



--------------------------------------------------------

 (1)  Not Annualized.
 (2)  Annualized.
 (a)  Formerly known as Common Share Class.
 (b)  Formerly known as Investor Share Class.


SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

ABN AMRO Funds
--------------
TAX-EXEMPT MONEY MARKET FUND                                    OCTOBER 31, 2001
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                             TEN MONTHS        YEAR           YEAR           YEAR           YEAR           YEAR
                                                ENDED          ENDED          ENDED          ENDED          ENDED          ENDED
                                              10/31/01       12/31/00       12/31/99       12/31/98       12/31/97       12/31/96
                                            ------------   ------------   ------------   ------------   ------------   ------------
CLASS I(A)
Net Asset Value, Beginning of Period ...... $       1.00   $       1.00   $       1.00   $       1.00   $       1.00   $       1.00
                                            ------------   ------------   ------------   ------------   ------------   ------------
   INCOME FROM INVESTMENT OPERATIONS:
     Net investment income ................         0.02           0.04           0.03           0.03           0.03           0.03
                                            ------------   ------------   ------------   ------------   ------------   ------------
     Less distributions from
       net investment income ..............        (0.02)         (0.04)         (0.03)         (0.03)         (0.03)         (0.03)
                                            ------------   ------------   ------------   ------------   ------------   ------------
Net Asset Value, End of Period ............ $       1.00   $       1.00   $       1.00   $       1.00   $       1.00   $       1.00
                                            ============   ============   ============   ============   ============   ============
TOTAL RETURN(1) ...........................         2.17%          3.87%          3.01%          3.21%          3.36%          3.14%
RATIOS/SUPPLEMENTAL DATA:
   Net Assets, End of Period (in 000's) ... $    434,372   $    416,864   $    284,455   $    272,834   $    250,260        187,629
   Ratios of expenses to average net assets:
     Before reimbursement of
       expenses by Adviser(2) .............         0.55%          0.55%          0.58%          0.56%          0.57%          0.56%
     After reimbursement of
       expenses by Adviser(2) .............         0.33%          0.32%          0.35%          0.35%          0.33%          0.40%
   Ratios of net investment income
     to average net assets:
     Before reimbursement of
       expenses by Adviser(2) .............         2.38%          3.57%          2.73%          2.95%          3.08%          2.94%
     After reimbursement of
       expenses by Adviser(2) .............         2.60%          3.80%          2.96%          3.17%          3.32%          3.10%
------------------------------------------------------------------------------------------------------------------------------------
CLASS S(B)
Net Asset Value, Beginning of Period ...... $       1.00   $       1.00   $       1.00   $       1.00   $       1.00   $       1.00
                                            ------------   ------------   ------------   ------------   ------------   ------------
   INCOME FROM INVESTMENT OPERATIONS:
     Net investment income ................         0.02           0.04           0.03           0.03           0.03           0.03
                                            ------------   ------------   ------------   ------------   ------------   ------------
     Less distributions from
       net investment income ..............        (0.02)         (0.04)         (0.03)         (0.03)         (0.03)         (0.03)
                                            ------------   ------------   ------------   ------------   ------------   ------------
Net Asset Value, End of Period ............ $       1.00   $       1.00   $       1.00   $       1.00   $       1.00   $       1.00
                                            ============   ============   ============   ============   ============   ============
TOTAL RETURN(1) ...........................         1.96%          3.61%          2.75%          2.96%          3.10%          2.88%
RATIOS/SUPPLEMENTAL DATA:
   Net Assets, End of Period (in 000's) ... $     27,776   $     65,046   $     66,130   $     67,480   $      2,978   $      2,807
   Ratios of expenses to average net assets:
     Before reimbursement of
       expenses by Adviser(2) .............         0.80%          1.05%          1.08%          1.06%          0.89%          0.81%
     After reimbursement of
       expenses by Adviser(2) .............         0.58%          0.57%          0.60%          0.60%          0.58%          0.65%
   Ratios of net investment income
     to average net assets:
     Before reimbursement of
       expenses by Adviser(2) .............         2.13%          3.07%          2.23%          2.45%          2.76%          2.69%
     After reimbursement of
       expenses by Adviser(2) .............         2.35%          3.55%          2.71%          2.92%          3.07%          2.85%


--------------------------------------------

 (1)  Not Annualized.
 (2)  Annualized.
 (a)  Formerly known as Common Share Class.
 (b)  Formerly known as Investor Share Class.


SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

ABN AMRO Funds
--------------
TREASURY MONEY MARKET FUND                                      OCTOBER 31, 2001
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------


                                             TEN MONTHS        YEAR           YEAR           YEAR           YEAR           YEAR
                                                ENDED          ENDED          ENDED          ENDED          ENDED          ENDED
                                              10/31/01       12/31/00       12/31/99       12/31/98       12/31/97       12/31/96
                                            ------------   ------------   ------------   ------------   ------------   ------------
CLASS I(A)
Net Asset Value, Beginning of Period ...... $       1.00   $       1.00   $       1.00   $       1.00   $       1.00   $       1.00
                                            ------------   ------------   ------------   ------------   ------------   ------------
   INCOME FROM INVESTMENT OPERATIONS:
     Net investment income ................         0.03           0.06           0.05           0.05           0.05           0.05
                                            ------------   ------------   ------------   ------------   ------------   ------------
     Less distributions from
       net investment income ..............        (0.03)         (0.06)         (0.05)         (0.05)         (0.05)         (0.05)
                                            ------------   ------------   ------------   ------------   ------------   ------------
Net Asset Value, End of Period ............ $       1.00   $       1.00   $       1.00   $       1.00   $       1.00   $       1.00
                                            ============   ============   ============   ============   ============   ============
TOTAL RETURN(1) ...........................         3.40%          5.85%          4.63%          4.90%          4.97%          4.80%

RATIOS/SUPPLEMENTAL DATA:
   Net Assets, End of Period (in 000's) ... $    246,473   $    219,437   $    327,906   $    328,222   $    188,761   $    156,455
   Ratios of expenses to average net assets:
     Before reimbursement of
       expenses by Adviser(2) .............         0.56%          0.58%          0.59%          0.59%          0.57%          0.59%
     After reimbursement of
       expenses by Adviser(2) .............         0.34%          0.35%          0.36%          0.37%          0.33%          0.44%
   Ratios of net investment income
     to average net assets:
     Before reimbursement of
       expenses by Adviser(2) .............         3.76%          5.44%          4.30%          4.58%          4.62%          4.55%
     After reimbursement of
       expenses by Adviser(2) .............         3.98%          5.67%          4.53%          4.79%          4.86%          4.70%
------------------------------------------------------------------------------------------------------------------------------------
CLASS S(B)
Net Asset Value, Beginning of Period ...... $       1.00   $       1.00   $       1.00   $       1.00   $       1.00   $       1.00
                                            ------------   ------------   ------------   ------------   ------------   ------------
   INCOME FROM INVESTMENT OPERATIONS:
     Net investment income ................         0.03           0.05           0.04           0.05           0.05           0.04
                                            ------------   ------------   ------------   ------------   ------------   ------------
     Less distributions from
       net investment income ..............        (0.03)         (0.05)         (0.04)         (0.05)         (0.05)         (0.04)
                                            ------------   ------------   ------------   ------------   ------------   ------------
Net Asset Value, End of Period ............ $       1.00   $       1.00   $       1.00   $       1.00   $       1.00   $       1.00
                                            ============   ============   ============   ============   ============   ============
TOTAL RETURN(1) ...........................         3.19%          5.59%          4.37%          4.64%          4.70%          4.54%

RATIOS/SUPPLEMENTAL DATA:
   Net Assets, End of Period (in 000's) ... $     26,193   $     13,422   $     11,696   $     17,625   $      6,722   $     10,910
   Ratios of expenses to average net assets:
     Before reimbursement of
       expenses by Adviser(2) .............         0.81%          1.08%          1.09%          1.09%          0.88%          0.84%
     After reimbursement of
       expenses by Adviser(2) .............         0.59%          0.60%          0.61%          0.62%          0.58%          0.69%
   Ratios of net investment income
     to average net assets:
     Before reimbursement of
       expenses by Adviser(2) .............         3.51%          4.94%          3.80%          4.08%          4.30%          4.30%
     After reimbursement of
       expenses by Adviser(2) .............         3.73%          5.42%          4.28%          4.54%          4.60%          4.45%


-------------------------------------------

 (1)  Not Annualized.
 (2)  Annualized.
 (a)  Formerly known as Common Share Class.
 (b)  Formerly known as Investor Share Class.


SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

ABN AMRO Funds
--------------
                                                                OCTOBER 31, 2001

NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

NOTE (A) FUND ORGANIZATION: The ABN AMRO Funds (the "Former Trust") was organized as a Massachusetts business trust under a Declaration of Trust dated September 17, 1992. The Former Trust was registered under the Investment Company Act of 1940, as amended (the "1940 Act") as an open-end management investment company with 18 separate portfolios (the "Predecessor Funds").

During September 2001, the net assets of the constituent portfolios of the Former Trust were either transferred or merged with the newly created or existing funds (the "Funds") of the Alleghany Funds (the "Successor Trust") which was organized as a Delaware business trust under a Declaration of Trust dated September 10, 1993. The Successor Trust is also registered under the 1940 Act, and operates as an open-end management company that is comprised of 30 separate portfolios.

Pursuant to an agreement and plan of reorganization approved by the Board of Trustees of the Former Trust on August 24, 2001, the assets and liabilities of the Predecessor Funds were transferred on September 26, 2001 in tax-free business transactions to newly formed portfolio series of the same name of the Successor Trust. The Common shares and Investor shares of the Funds were exchanged for Class I and Class S shares of the respective portfolio of the Successor Trust. There were no changes with respect to rights and privileges of each share class as a result of the reorganization. Immediately following the transfer of assets and liabilities, the Successor Trust changed its name to the ABN AMRO Funds.

Four Funds of the Successor  Trust are included in these  financial  statements:
ABN AMRO Government Money Market Fund ("Government Money Market Fund"), ABN AMRO Money Market Fund ("Money Market Fund"), ABN AMRO Tax-Exempt Money Market Fund ("Tax-Exempt Money Market Fund") and ABN AMRO Treasury Money Market Fund ("Treasury Money Market Fund").

NOTE (B) SIGNIFICANT ACCOUNTING POLICIES: The following is a summary of the significant accounting policies consistently followed by each Fund in the preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the UnitedStates.

(1) SECURITY VALUATION: All securities are valued at amortized cost, which approximates market value. Under the amortized cost method, discounts and premiums are accreted and amortized ratably to maturity and are included as interest income.

(2) REPURCHASE AGREEMENTS: Each Fund may enter into repurchase agreements with financial institutions deemed to be creditworthy by the Fund's Adviser, subject to the seller's agreement to repurchase and the Fund's agreement to resell such securities at a mutually agreed upon price. Securities purchased subject to repurchase agreements are deposited with the Fund's custodian and, pursuant to the terms of the repurchase agreement, must have an aggregate market value greater than or equal to the repurchase price plus accrued interest at all times. If the value of the underlying securities falls below the value of the repurchase price plus accrued interest, the Fund will require the seller to deposit additional collateral by the next business day. If the request for additional collateral is not met, or the seller defaults on its repurchase obligation, the Fund has the right to sell the underlying securities at market value and may claim any resulting loss against the seller.

(3) INVESTMENT INCOME AND SECURITIES TRANSACTIONS: Interest income is accrued daily. Securities transactions are accounted for on the date securities are purchased or sold. The cost of securities sold is generally determined using the identified cost method.

(4) FEDERAL INCOME TAXES: The Funds have elected to be treated as "regulated investment companies" under Subchapter M of the Internal Revenue Code and to distribute substantially all of their respective net taxable income. Accordingly, no provisions for federal income taxes have been made in the accompanying financial statements. The Funds intend to utilize provisions of the federal income tax laws which allow them to carry a realized capital loss forward for eight years following the year of the loss and offset such losses against any future realized capital gains. At October 31, 2001, the following Funds had available realized capital losses to offset future net capital gains through fiscal year ended:

                                        AMOUNT         EXPIRATION DATE
                                      ---------        ---------------
Government Money Market Fund .......  $   4,129        2002-2004
Money Market Fund ..................         93        2003-2008
Tax-Exempt Money Market Fund .......      1,324             2005
Treasury Money Market Fund .........        768             2007

(5) MULTI-CLASS OPERATIONS: Each class offered by these Funds has equal rights as to assets. Income, non-class specific expenses and realized and unrealized capital gains and losses, if any, are allocated to each class of shares based on the relative net assets of each class. Class specific expenses include distribution fees, shareholder servicing fees and reports to shareholder expenses.

ABN AMRO Funds
--------------
                                                                OCTOBER 31, 2001

NOTES TO FINANCIAL STATEMENTS - CONTINUED
--------------------------------------------------------------------------------

(6) USE OF ESTIMATES: The preparation of financial statements in conformity with accounting principles generally accepted in the UnitedStates requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

NOTE (C)  DIVIDENDS  FROM NET  INVESTMENT  INCOME AND  DISTRIBUTIONS  OF CAPITAL
GAINS: The Funds declare dividends daily from net investment income. The Funds' dividends are payable monthly and are automatically reinvested in additional Fund shares, at the month-end net asset value, for those shareholders that have elected the reinvestment option. Differences in dividends per share between classes of the Funds are due to different class expenses.

Net investment income and realized gains and losses for federal income tax purposes may differ from those reported on the financial statements because of permanent book and tax basis differences. Distributions from net realized gains for book purposes may include short-term capital gains, which are included as ordinary income for tax purposes.

NOTE (D) ADVISORY, ADMINISTRATION AND DISTRIBUTION SERVICE AGREEMENT: The Funds have entered into an investment advisory agreement with ABN AMRO Asset Management (USA) LLC (the "Adviser"). During the period, investment advisory fees were not changed as a result of the reorganization of the Funds. The advisory fee rates were as follows:

                         INVESTMENT           CONTRACTUAL
                         ----------           -----------
                        ADVISORY FEES    EXPENSES LIMITATIONS
                        -------------    --------------------
                                           CLASS I   CLASS S
                                           -------   -------
Government Money Market     0.20%           0.31%     0.63%
Money Market                0.35%           0.37%     0.73%
Tax-Exempt Money Market     0.35%           0.33%     0.58%
Treasury Money Market       0.35%           0.36%     0.61%

Prior to September 27, 2001, contractual expense limitations did not apply.

For the period January 1, 2001 through September 26, 2001 ABN AMRO Fund Services, Inc. ("AAFS") was the administrator for the Funds and received the following fees:

                               GROSS    ADMIN FEE      NET
                               -----    ---------      ---
                             ADMIN FEE   WAIVER     ADMIN FEE
                             ---------   ------     ---------
Government Money Market        0.15%      0.08%       0.07%
Money Market                   0.15%      0.08%       0.07%
Tax-Exempt Money Market        0.15%      0.08%       0.07%
Treasury Money Market          0.15%      0.08%       0.07%

Prior to September 27, 2001 there were no sub-administration or custody liaison fees charged to the Funds.

Effective September 27, 2001 ABN AMRO Investment Fund Services, Inc. ("AAIFS") serves as the Administrator for all the Funds. For services provided, AAIFS receives the following fees:

     ADMINISTRATION FEES          CUSTODY LIAISON FEES
     -------------------          --------------------
 FEE (% OF FUNDS'     AVERAGE
 ---------------      -------
     AGGREGATE       DAILY NET   ANNUAL FEE   AVERAGE DAILY NET ASSETS
     ---------       ---------   ----------   ------------------------
 DAILY NET ASSETS)    ASSETS     (PER FUND)         (PER FUND)
 -----------------    ------     ----------         ----------
       0.060     up to $2 billion  $10,000      up to $100 million
       0.050      $2 billion to    $15,000       $100 million to
                  $12.5 billion                  $500 million
       0.045    over $12.5 billion $20,000      over $500 million

Effective September 27, 2001 PFPC Inc. ("PFPC") serves as Sub-Administrator of the Funds and receives fees, which are paid to PFPC by the Administrator. PFPC receives fees based upon the following schedule:

   SUB-ADMINISTRATION FEES                  CUSTODY LIAISON FEES
   -----------------------                  --------------------
 FEE (% OF FUNDS'
 ----------------
    AGGREGATE         AVERAGE DAILY               ANNUAL FEE
    ---------         -------------               ----------
DAILY NET ASSETS)      NET ASSETS                 (PER FUND)
----------------       ----------                 ----------
       0.045         up to $2 billion               $10,000
       0.040    $2 billion to $3 billion
       0.030    $3 billion to $8 billion
       0.025    $8 billion to $12 billion
       0.020         over $12 billion

ABN AMRO Distribution Services (USA) Inc. serves as principal underwriter and distributor of the Funds' shares. Pursuant to a Rule 12b-1 distribution plan (the "Plan") adopted by the Funds with respect to Class S Shares, the Funds pay certain expenses associated with the distribution of their shares. Under the Plan, each Fund may pay actual expenses not exceeding, on an annual basis, 0.25% of each participating Fund's average daily net assets. The Class I Shares of Funds do not have distribution plans.

In addition, the Funds have adopted a shareholder servicing plan for the Class S Shares. The Distributor is paid a fee at an annual rate of up to 0.25% of the average daily net assets of the Class S shares, for its efforts in maintaining client accounts, arranging bank wires, responding to client inquiries concerning services provided on investments and assisting clients in purchase, redemption and exchange transactions, and changing their dividend options, account designations and addresses.

ABN AMRO Funds
--------------
                                                                OCTOBER 31, 2001

NOTES TO FINANCIAL STATEMENTS - CONTINUED
--------------------------------------------------------------------------------


The Trust does not compensate its officers or affiliated Trustees. The Trust pays each unaffiliated Trustee $4,000 per Board of Trustees' meeting attended and an annual retainer of $4,000 and reimburses each unaffiliated Trustee for out-of-pocket expenses.

NOTE (E) CREDIT AGREEMENT: The Credit Agreement, dated August 14, 2000, provides the Trust with a revolving credit facility up to $50 million utilizing J.P. Morgan Chase & Co. The facility is shared by the Funds and is available for temporary, emergency purposes including liquidity needs in meeting redemptions. The annual commitment fee is 0.09% of the unused portion of the facility and the interest rate is equivalent to the Federal Funds Rate plus 0.45%. An additional facility fee of $50,000 is charged annually to the Trust. Borrowings must be repaid within 30 days. At October 31, 2001, there were no borrowings outstanding against the line of credit.

TAX INFORMATION (UNAUDITED): For the year ended October 31, 2001, 100.00% of the income distributions made by the Tax-Exempt Money Market Fund were exempt from federal income taxes. Shareholders should not use the above information to prepare their tax returns. The information will be included with your Form 1099 Div which will be sent to you separately in January 2002.

SHAREHOLDER VOTING RESULTS (UNAUDITED): At a Special Shareholder Meeting held on August 24, 2001:

(1) Shareholders of the following Funds approved a plan of Reorganization:

NAME OF FUND:                           VOTED FOR:  VOTED AGAINST:  ABSTAINED:
-------------                           ----------  -------------   ----------
Government Money Market Fund ......    366,705,862       10,254       345,301
Money Market Fund .................     87,311,568    7,159,747     9,600,444
Tax-Exempt Money Market Fund ......    368,382,283       26,979        13,756
Treasury Money Market Fund ........    169,065,971    1,083,061     1,260,673

ABN AMRO Funds
--------------
INDEPENDENT AUDITORS' REPORT
--------------------------------------------------------------------------------

To the Shareholders and Board of Trustees of ABN AMRO Funds

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of the Government Money Market Fund, Money Market Fund, Tax-Exempt Money Market Fund and Treasury Money Market Fund (the "Funds")(four of the Funds constituting the ABN AMRO Funds (the "Trust")), as of October 31, 2001, and the related statements of operations, changes in net assets and the financial highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of investments owned as of October 31, 2001, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the above mentioned portfolios of ABN AMRO Funds at October 31, 2001, and the results of their operations, the changes in their net assets, and the financial highlights for each of the periods indicated therein, in conformity with accounting principles generally accepted in the United States.

Chicago, Illinois
December 17, 2001


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[GRAPHIC OMITTED]
ABN AMRO FUNDS LOGO

  TRUSTEES

  Leonard F. Amari*
  Stuart D. Bilton, Chairman
  Arnold F. Brookstone*
  Robert Feitler*
  Robert Kushner*
  Gregory T. Mutz*
  Robert Scherer*
  Nathan Shapiro*
  Denis Springer*
  James Wynsma

  *Unaffiliated Trustee

  ADVISERS

  ABN AMRO Asset Management (USA) LLC
  161 North Clark Street
  Chicago, IL 60601

  Chicago Capital Management, Inc.
  161 North Clark Street
  Chicago, IL 60601

  Montag & Caldwell, Inc.
  3455 Peachtree Road, NE, Suite 1200
  Atlanta, GA 30326

  TAMROCapital Partners LLC
  1660 Duke St.
  Alexandria, VA 22314

  Veredus Asset Management LLC
  One Paragon Centre
  6060 Dutchmans Lane, Suite 320
  Louisville, KY 40205


  SHAREHOLDER SERVICES

  PFPC Inc.
  4400 Computer Drive
  Westborough, MA 01581


  DISTRIBUTOR

  ABN AMRO Distribution Services (USA) Inc.
  3200 Horizon Drive
  King of Prussia, PA 19406



  OFFICERS

  Kenneth C. Anderson, President
  Gerald F. Dillenburg, Senior Vice President,
     Secretary and Treasurer
  Debra Bunde Reams, Vice President
  Laura M. Hlade, Assistant Treasurer
  Michael A. Cozzi, Assistant Treasurer
  Marc J. Peirce, Assistant Secretary

  CUSTODIAN

  J.P. Morgan Chase
  3 Chase MetroTech Center, 8th Floor
  Brooklyn, NY11245


  LEGAL COUNSEL

  Vedder, Price, Kaufman & Kammholz
  222 N. LaSalle Street
  Chicago, IL 60601


  AUDITOR

  Ernst & Young LLP
  Sears Tower
  233 S. Wacker Drive
  Chicago, IL 60606

THIS REPORT IS SUBMITTED FOR GENERAL INFORMATION TO THE SHAREHOLDERS OF THE FUNDS. IT IS NOT AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE INVESTORS IN THE FUNDS UNLESS PRECEDED OR ACCOMPANIED BY AN EFFECTIVE PROSPECTUS WHICH INCLUDES DETAILS REGARDING THE FUNDS' OBJECTIVES, POLICIES, EXPENSES AND OTHER INFORMATION.

ABAN-02